Acquisitions, Divestitures and Related Transactions (2016 Transactions) (Details) shares in Millions, barrels in Millions	1 Months Ended
	Feb. 28, 2017	Nov. 30, 2016 USD ($) barrels	Aug. 31, 2016 USD ($)	Apr. 30, 2016	Mar. 31, 2016 USD ($) shares	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2016 USD ($)	Aug. 01, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Property, Plant and Equipment, Net							$ 50,917,000,000			$ 45,087,000,000
Payments to Acquire Businesses, Gross						$ 382,000,000
Goodwill							3,897,000,000			5,428,000,000	$ 7,642,000,000
Intangible assets, net							4,696,000,000			4,421,000,000
PennTex Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount								$ 0
Total consideration, net of cash received								$ 606,000,000
Business Combination, Consideration Transferred		$ 627,000,000
Vitol Acquisition [Member]
Business Acquisition [Line Items]
Total consideration, net of cash received		769,000,000
Net Working Capital		13,000,000
Property, Plant and Equipment, Net		286,000,000
Business Combination, Consideration Transferred		760,000,000
Goodwill		251,000,000
Intangible assets, net		$ 313,000,000
Crude Oil Terminal, Capacity, Bbls | barrels		2
Bakken Equity Sale [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 2,000,000,000
Sunoco Retail to Sunoco LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 2,230,000,000
Payments to Acquire Businesses, Gross					$ 2,200,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares					5.7
SunVit Pipeline LLC [Member] | Vitol Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						40.00%
Legacy Sunoco, Inc. [Member]
Business Acquisition [Line Items]
Goodwill							1,290,000,000
Intangible assets, net							294,000,000
Bakken Project $2.50 billion Credit Facility due August 2019 [Member] | Bakken Pipeline [Member]
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							2,500,000,000
Bayou Bridge Pipeline LLC [Member] | ETP and Sunoco Logistics [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				30.00%
ETP [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			60.00%
Sunoco Logistics [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			40.00%
Bakken Pipeline Investments LLC [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									49.00%
Sunoco, LLC [Member] | ETP [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					68.42%
Legacy Sunoco, Inc. [Member] | ETP [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					100.00%
Subsequent Event [Member] | Permian Express Partners LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	85.00%
Subsequent Event [Member] | Dakota Access and ETCOC [Member] | Phillips 66 Company [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	25.00%
Subsequent Event [Member] | Dakota Access and ETCOC [Member] | Bakken Pipeline Investments LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	75.00%
Subsequent Event [Member] | Bakken Pipeline [Member] | Phillips 66 Company [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	25.00%
Subsequent Event [Member] | Bakken Pipeline [Member] | ETP and Sunoco Logistics [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	38.25%
Subsequent Event [Member] | Bakken Pipeline [Member] | MarEn Bakken Company [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	36.75%
Bakken Project $2.50 billion Credit Facility due August 2019 [Member] | Bakken Project [Member]
Business Acquisition [Line Items]
Revolving credit facilities							$ 1,100,000,000			$ 0